Capital and Reserves (Details Textual)					1 Months Ended					6 Months Ended		12 Months Ended
	Sep. 11, 2020 CHF (SFr) shares	May 15, 2019 CHF (SFr)	May 02, 2018	Mar. 13, 2018	Apr. 23, 2020	Nov. 30, 2018 USD ($)	Jul. 17, 2018	Jan. 30, 2018 CHF (SFr) SFr / shares shares	Feb. 21, 2017	Jun. 30, 2020 CHF (SFr) SFr / shares shares	Jun. 30, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2019 CHF (SFr)	Jun. 30, 2020 USD ($) shares	May 01, 2019 SFr / shares
Statement Line Items [Line Items]
Nominal value (in CHF per share) | SFr / shares														SFr 0.40
Purchase agreement, description			The Company entered into a purchase agreement (the "2018 Commitment Purchase Agreement") and a registration rights agreement (the "2018 Registration Rights Agreement") with Lincoln Park Capital Fund, LLC ("LPC"). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to USD 10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of April 7, 2020, the Company has issued 2,820,000 common shares for aggregate proceed of USD 1.8 million under the 2018 LPC Agreement.		The Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the "2020 Commitment Purchase Agreement"). Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. Until June 30, 2020, we issued 450,000 of our common shares to LPC for an aggregate amount of USD 430,035. Between July 1, 2020 and September 11, 2020 the Company issued 750,000 common shares to LPC for aggregate proceeds of USD 0.7 million.
Description of public offering		The Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters' over-allotment option (the "May 2019 Registered Offering"). The exercise price for the pre-funded warrants is CHF 0.01 per common share and for the warrants is CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately USD 7.6 million, after deducting underwriting discounts and other offering expenses payable by us.					The Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40 each, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the "July 2018 Registered Offering"). The exercise price for both series Warrants at the time of the July 2018 Registered Offering was CHF 7.80 per common share. In accordance with the terms of certain Series B warrants, the exercise price for certain Series B warrants was reduced in two steps to ultimately CHF 1.47. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us.		In connection with a public offering of 62,499 common shares, the Company issued 50,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of USD 240 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 7,500 additional common shares and/or 7,500 additional warrants, of which the underwriter partially exercised its option for 6,750 warrants.
Reverse share split, description				(i) all references in this report to our common shares as of any date prior to March 13, 2018 refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.40 per share (pre-2019 Reverse Share Split)) prior to the 10:1 “reverse share split” effected through the Merger, (ii) all references to the Company’s common shares as of, and after, March 13, 2018 and prior to the Redomestication refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.02 per share (pre-2019 Reverse Share Split)) after the 10:1 “reverse share split” effected through the Merger, (iii) all references to the Company’s common shares as of, and after, the Redomestication on March 18, 2019 refer to the common shares of Auris Medical (Bermuda) (having a par value of CHF 0.02 per share (pre-2019 Reverse Share Split), and (iv) the Company’s common shares after May 1, 2019 the date of the Reverse share split have a nominal value of CHF 0.40.On the annual general assembly of the shareholders held on June 4, 2020, the shareholders agreed to reduce the nominal value of the Company’s common share to CHF 0.01 with effect from June 30, 2020.
Transaction costs		SFr 868,296
Proceeds from issue of ordinary shares | $						$ 25,000,000
Common shares sold | shares										202,806
Aggregate purchase price | $													$ 1,400,000
Transaction costs										SFr 3,335	SFr 71,161
Warrants expire date							Jun. 18, 2020
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares	SFr 2,900,000
Common shares sold | shares	1,431,818
Warrants [Member]
Statement Line Items [Line Items]
Fair value of warrants issued										0
Changes in fair value of warrants issued										SFr 4,353		SFr 4,353
Fair value of warrants, description										The fair value of the warrants amounted to zero, unchanged from of December 31, 2019. Since its initial recognition, the fair value decreased by its initial value of CHF 5,091,817, resulting in a gain in the same amount.
Warrants [Member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares								SFr 4,500,000
Issuance initial public offering | shares								62,499
Nominal value per share | SFr / shares								SFr 0.40
Warrants total | shares								37,499
Warrants exercisable | shares								37,499
Warrants exercise price per common share | SFr / shares								SFr 100
LPC Agreement [Member]
Statement Line Items [Line Items]
Purchase agreement, description			The Company had transaction costs amounting to CHF 349,907, whereof. CHF 252,351 were recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss.
Share Capital [Member]
Statement Line Items [Line Items]
Nominal value (in CHF per share) | SFr / shares										SFr 0.01	SFr 0.40
Common shares outstanding (in shares) | shares										5,059,084	3,267,228		5,059,084
Share issue related cost										SFr 50,590.84	SFr 1,306,891.2